UNSECURED BORROWINGS, Unsecured Debt (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 03, 2014	Dec. 11, 2013	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013 [1]
Unsecured Borrowings [Abstract]
Unsecured borrowings, net			$ 691,109	$ 689,452	[1]
Underwriting debt discount paid			933	1,803	[1]	$ 11,825
Proceeds from unsecured borrowings			0	396,563	[1]	$ 291,389
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			700,000	700,000
Unamortized discount			(8,891)	(10,548)
Unsecured borrowings, net			691,109	689,452
Unsecured Borrowings [Member] | 2020 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			$ 375,000	375,000
Notes issued	$ 75,000	$ 300,000
Interest rate			6.75%
Underwriting debt discount paid		$ 8,500
Percentage of principal paid as premium at time of issuance	104.75%
Maturity date			Dec. 15, 2020
Accrued interest			$ 1,100	1,100
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			$ 325,000	325,000
Notes issued	$ 325,000
Interest rate			6.375%
Maturity date			Oct. 15, 2021
Accrued interest			$ 4,400	$ 5,100
Unsecured Borrowings [Member] | Additional 2020 Notes and 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Proceeds from unsecured borrowings	$ 396,600

[1]	As restated